Financial Instruments - Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	₨ 99,467	₨ 138,259
Trade payables and accrued expenses	88,304	68,129
Derivative liabilities	1,310	2,217
Other liabilities	644	1,057
Loans, borrowings and bank overdrafts, undiscounted cash flows	102,755	142,659
Trade payables and accrued expenses, undiscounted cash flows	88,304	68,129
Derivative liabilities, undiscounted cash flows	1,310	2,217
Other liabilities, undiscounted cash flows	644	1,057
Not later than one year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	73,559	95,466
Trade payables and accrued expenses, undiscounted cash flows	88,304	68,129
Derivative liabilities, undiscounted cash flows	1,310	2,210
Other liabilities, undiscounted cash flows	644	1,050
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	24,887	18,997
Derivative liabilities, undiscounted cash flows		7
Other liabilities, undiscounted cash flows		7
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	₨ 4,309	28,190
4-7 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows		₨ 6